Loans Receivable (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses:
Beginning balance	$ 3,109,775	$ 2,775,857	$ 2,899,525
Charge-offs	(203,387)	(281,929)	(933,687)
Recoveries	96,093	115,847	70,019
Provision for loan losses	500,000	500,000	740,000
Ending balance	3,502,481	3,109,775	2,775,857
Commercial loans
Allowance for loan losses:
Beginning balance	870,461	833,607	534,995
Charge-offs	0	(35,626)	(35,521)
Recoveries	896	1,462	787
Provision for loan losses	304,127	71,018	333,346
Ending balance	1,175,484	870,461	833,607
Commercial real estate
Allowance for loan losses:
Beginning balance	1,000,304	856,712	1,309,811
Charge-offs	0	0	(653,938)
Recoveries	4,968	0	1,985
Provision for loan losses	79,719	143,592	198,854
Ending balance	1,084,991	1,000,304	856,712
Consumer loans
Allowance for loan losses:
Beginning balance	260,697	231,634	326,123
Charge-offs	(141,317)	(190,546)	(206,620)
Recoveries	87,462	112,322	63,821
Provision for loan losses	238,626	107,287	48,310
Ending balance	445,468	260,697	231,634
Home equity
Allowance for loan losses:
Beginning balance	300,113	281,614	264,513
Charge-offs	(51,543)	(1,486)	(29,608)
Recoveries	17	1,163	1,217
Provision for loan losses	46,453	18,822	45,492
Ending balance	295,040	300,113	281,614
Residential mortgages
Allowance for loan losses:
Beginning balance	678,200	572,290	464,083
Charge-offs	(10,527)	(54,271)	(8,000)
Recoveries	2,750	900	2,209
Provision for loan losses	(168,925)	159,281	113,998
Ending balance	$ 501,498	$ 678,200	$ 572,290